johim13f-30-09-2012
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         October 23, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      56
                                                  -----------------------

Form 13F Information Table Value Total:              $887,002 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
Agco Corporation 		COM		 001084 10 2	 2,497	         52,600		SH	Shared-Defined	  0		          52,600
Airgas Inc			COM		 009363 10 2	18,991	        230,755		SH	Shared-Defined	  0		         230,755
Altria Group Inc		COM		 02209S 10 3	 2,688	         80,500		SH	Shared-Defined	  0		          80,500
Amazon.com Inc 			COM		 023135 10 6	 3,941	         15,495		SH	Shared-Defined	  0		          15,495
American Express Co		COM		 025816 10 9	21,260	        373,903		SH	Shared-Defined	  0		         373,903
American Tower Corporation	COM		 03027x 10 0	11,763	        164,770		SH	Shared-Defined	  0		         164,770
Apple Inc			COM		 037833 10 0	56,420	         84,574		SH	Shared-Defined	  0		          84,574
AT&T Inc			COM		 00206R 10 2	 3,506	         92,995		SH	Shared-Defined	  0		          92,995
Avnet Inc			COM		 053807 10 3	 7,844	        269,651		SH	Shared-Defined	  0		         269,651
B/E Aerospace Inc Com US$0.01	COM		 073302 10 1	 7,774	        184,621		SH	Shared-Defined	  0		         184,621
Baidu Inc			SP ADR REP A	 056752 10 8	 3,553	         30,400		SH	Shared-Defined	  0		          30,400
Becton Dickinson		COM		 075887 10 9	 4,457	         56,738		SH	Shared-Defined	  0		          56,738
Berkshire Hathaway		CL B NEW	 084670 70 2	 9,415	        106,750		SH	Shared-Defined	  0		         106,750
Cadiz Inc			COM		 127537 20 7	 4,113	        423,612		SH	Shared-Defined	  0		         423,612
COMPANHIA ENERGETICA DE MINA	SP ADR N-V PFD	 204409 60 1	 2,700	        222,786		SH	Shared-Defined	  0		         222,786
Cisco Systems			COM		 17275R 10 2	 2,423	        126,895		SH	Shared-Defined	  0		         126,895
Coca-Cola			COM		 191216 10 0	18,767	        494,770		SH	Shared-Defined	  0		         494,770
Colgate-Palmolive		COM		 194162 10 3	66,886	        623,822		SH	Shared-Defined	  0		         623,822
Cummins Inc $2.50		COM		 231021 10 6	14,692	        159,335		SH	Shared-Defined	  0		         159,335
DaVita Inc			COM		 23918K 10 8	 3,331	         32,150		SH	Shared-Defined	  0		          32,150
Dominion Resources Inc 		COM		 25746U 10 9	10,858	        205,097		SH	Shared-Defined	  0		         205,097
E M C Corporation Mass 		COM		 268648 10 2	24,429	        895,817		SH	Shared-Defined	  0		         895,817
Emerson Electric Co		COM		 291011 10 4	 3,355	         69,510		SH	Shared-Defined	  0		          69,510
EOG Resources Inc		COM		 26875P 10 1	16,056	        143,295		SH	Shared-Defined	  0		         143,295
Exxon Mobil Corporation		COM		 30231G 10 2	 7,911	         86,506		SH	Shared-Defined	  0		          86,506
General Electric Co of America	COM		 369604 10 3	38,582	      1,698,920		SH	Shared-Defined	  0		       1,698,920
Goldcorp Inc			COM		 380956 40 9	 7,708	        168,105		SH	Shared-Defined	  0		         168,105
Home Depot Inc			COM		 437076 10 2	 3,586	         59,397		SH	Shared-Defined	  0		          59,397
Lazard Ltd			SHS A		 G54050 10 2	 2,125	         72,685		SH	Shared-Defined	  0		          72,685
Market Vectors Gold Miners ETF	COM		 57060U 10 0	 4,028	         75,018		SH	Shared-Defined	  0		          75,018
Marsh & McLennan		COM		 571748 10 2    31,386	        925,027		SH	Shared-Defined	  0		         925,027
Mastercard Inc US$0.0001	CL A		 57636Q 10 4	16,028	         35,500		SH	Shared-Defined	  0		          35,500
McDonald's Corporation		COM		 580135 10 1	21,619	        235,627		SH	Shared-Defined	  0		         235,627
Metlife Inc			COM		 59156R 10 8	 2,081	         60,400		SH	Shared-Defined	  0		          60,400
Microsoft Corporation		COM		 594918 10 4	48,732	      1,637,485		SH	Shared-Defined	  0		       1,637,485
Monsanto Co New 		COM		 61166W 10 1	 2,778	         30,520		SH	Shared-Defined	  0		          30,520
National Oilwell Varco Com	COM		 637071 10 1	25,671	        320,453		SH	Shared-Defined	  0		         320,453
Northern Trust Corporation	COM		 665859 10 4	 5,732	        123,500		SH	Shared-Defined	  0		         123,500
Occidental Pete Corp Del	COM		 674599 10 5	 7,968	         92,587 	SH	Shared-Defined	  0		          92,587
Oracle Corporation		COM		 68389X 10 5	 5,624	        178,763		SH	Shared-Defined	  0		         178,763
Parker Hannifin Corporation	COM		 701094 10 4	 7,607	         91,019		SH	Shared-Defined	  0		          91,019
Pfizer Inc			COM		 717081 10 3	56,950	      2,291,747		SH	Shared-Defined	  0		       2,291,747
Philip Morris Intl Inc  	COM		 718172 10 9	25,484	        283,342		SH	Shared-Defined	  0		         283,342
Praxair Inc			COM		 74005P 10 4	28,981	        278,981		SH	Shared-Defined	  0		         278,981
Qualcomm Inc			COM		 747525 10 3	37,786          604,871		SH	Shared-Defined	  0		         604,871
Reynolds American		COM		 761713 10 6	33,515	        773,313		SH	Shared-Defined	  0		         773,313
Ryanair Hldgs Plc		SPONSORED ADR	 783513 10 4	 7,543	        233,898		SH	Shared-Defined	  0		         233,898
Salesforce com Inc		COM		 79466L 30 2	23,110	        159,350		SH	Shared-Defined	  0		         151,350
Schlumberger Ltd		COM		 806857 10 8	12,018	        166,161		SH	Shared-Defined	  0		         166,161
Taiwan Semiconductor Mfg Ltd	SPONSORED ADR	 874039 10 0	 2,294	        145,000		SH	Shared-Defined	  0		         145,000
Time Warner Inc Com New 	COM		 887317 30 3	12,472	        275,106		SH	Shared-Defined	  0	 	         275,106
Union Pac Corp          	COM		 907818 10 8	39,137	        329,714		SH	Shared-Defined	  0		         329,714
United Technologies Corp	COM		 913017 10 9	15,223	        194,441		SH	Shared-Defined	  0		         194,441
Verizon Communications Inc	COM		 92343V 10 4 	 2,617	         57,420		SH	Shared-Defined	  0		          57,420
Wells Fargo & Co New		COM		 949746 10 1	25,164	        728,763		SH	Shared-Defined	  0		         728,763
Wisconsin Energy Corporation	COM		 976657 10 6	 3,821          101,445		SH	Shared-Defined	  0		         101,445